Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development	[1]	$ 121,199	$ 73,107
General and administrative	[2]	24,620	7,756
Total operating expenses		145,819	80,863
Loss from operations		(145,819)	(80,863)
Other income (expense), net:
Interest income		11,343	6,377
Income from transition services agreements	[3]	1,192	775
Change in fair value of participation right liability		(725)	(564)
Other income (expense)		(35)	0
Total other income (expense), net		11,775	6,588
Net loss		$ (134,044)	$ (74,275)
Net loss per share attributable to common stockholders, basic		$ (4.3)	$ (5,756.41)
Net loss per share attributable to common stockholders, diluted		$ (4.3)	$ (5,756.41)
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, basic		31,144,775	12,903
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, diluted		31,144,775	12,903

[1]	Research and development expenses include related party amounts of $849 and $8,917 for the years ended December 31, 2025 and 2024, respectively.
[2]	General and administrative expenses include related party amounts of $8,407 and $2,779 for the years ended December 31, 2025 and 2024, respectively.
[3]	Income from transition services agreements includes related party amounts of $0 and $775 for the years ended December 31, 2025 and 2024, respectively.